INVENTORIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Raw materials	$ 106,799,042	$ 124,408,741
Work-in-process	75,439,226	57,457,153
Finished goods	68,489,992	61,429,618
Total	$ 250,728,260	$ 243,295,512